AMOUNT DUE TO DIRECTOR (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
Amount Due To Director
SCHEDULE OF AMOUNT DUE TO DIRECTORS

Amount due to director of the following as of June 30, 2022 and December 31, 2021

	As of June 30, 2022 (Unaudited)	As of December 31, 2021 (Audited)
Amount due to director	$95	$100
Total amount due to director	$95	$100

Amount due to director of the following as of September 30, 2022 and December 31, 2021

	As of September 30, 2022 (Unaudited)	As of December 31, 2021 (Audited)
Amount due to director	$100	$100
Foreign exchange translation	(10)	-
Total amount due to director	$90	$100